Taxation - Reconciliation of Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Accounting profit	$ (46,596,207)	$ (364,663,392)
Tax using the Isle of Man corporate income tax rate of 0%	0	0
Differences in overseas taxation rates	2,051,863	2,360,211
Movement in unrecognized deferred tax assets	(2,591,989)	(2,360,211)
Tax expense (income)	$ (540,126)	$ 0
Tax rate (as a percent)	0.00%	0.00%